Deposits (Tables)	12 Months Ended
Mar. 31, 2017
Deposit Liabilities Table Disclosures

Deposits include demand deposits, which are non-interest-bearing, and savings and time deposits, which are interest-bearing. Deposits as of March 31, 2016 and March 31, 2017 were as follows:

	As of March 31,
	2016		2017		2017
	(In millions)
Interest-bearing:
Savings deposits	Rs.	1,478,861.2	Rs.	1,935,786.3	US$	29,850.2
Time deposits		3,096,553.3		3,341,857.7		51,532.1

Total interest-bearing deposits		4,575,414.5		5,277,644.0		81,382.3
Non-interest-bearing deposits		882,445.8		1,153,678.9		17,790.0

Total	Rs.	5,457,860.3	Rs.	6,431,322.9	US$	99,172.3

Time Deposits By Maturity

As of March 31, 2017, the scheduled maturities for total time deposits were as follows:

	As of March 31, 2017
	(In millions)
Due to mature in the fiscal year ending March 31:
2018	Rs.	2,721,768.7	US$	41,970.2
2019		371,321.8		5,725.9
2020		117,128.0		1,806.1
2021		43,869.7		676.5
2022		56,892.8		877.3
Thereafter		30,876.7		476.1

Total	Rs.	3,341,857.7	US$	51,532.1